Other current liabilities - Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities
Trade payables - prepayments and trade debtors	€ 5,392	€ 6,940	€ 7,606
Suppliers - research and development
Other current liabilities
Trade payables - prepayments and trade debtors	4,050	5,250	6,669
Suppliers - general and administrative expenses
Other current liabilities
Trade payables - prepayments and trade debtors	€ 1,342	€ 1,690	€ 937